Convertible Note (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Convertible note	$ 17,541,950	$ 15,453,825
Short-term Note	1,914,419	4,140,055
Long-term Note	15,627,531	11,313,770
Convertible Note | SSSIG
Short-term Debt [Line Items]
Convertible note	1,288,032	1,000,000
Convertible Note | Advantech Capital Investment II Limited
Short-term Debt [Line Items]
Convertible note	12,382,806	11,313,770
Convertible Note | Mr.McMahon
Short-term Debt [Line Items]
Convertible note	3,229,808	3,140,055
$2.05 million Senior Secured Convertible Debenture due in August 2020, ID Ventura 7 [Member]
Short-term Debt [Line Items]
Convertible note	626,387	0
$2.5 million Senior Secured Convertible Debenture due in March 2021 - ID Ventura 7 [Member]
Short-term Debt [Line Items]
Convertible note	$ 14,917	$ 0